Fixed Assets Summary by Major Classifications (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Equipment		$ 1,914,215	$ 1,752,398
Furniture		461,119	461,119
Leasehold improvements		583,592	583,592
Gross		2,958,926	2,797,109
Less accumulated depreciation		(1,994,003)	(1,656,473)
Net fixed assets	$ 899,049	$ 964,923	$ 1,140,636